U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.      Name and address of issuer:

        Reich & Tang Equity Fund, Inc.
        600 Fifth Avenue
        New York, New York 10020-2302

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2.      Name of each series or class of securities  for which this Form is filed
        (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series: |X|



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3.      Investment Company Act File Number:       811-4148

        Securities Act File Number:               2-94184

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4(a). Last day of fiscal year for which this Form is filed:

         December 31, 1999

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4(b).[ ] Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.




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


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5. Calculation of registration fee:
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


(i)  Aggregate  sale  price of  securities  sold  during  the  fiscal             $  48,504,626.12
     year pursuant to section 24(f):                                              ---------------

(ii) Aggregate  price of  securities  redeemed     -       $62,819,285.08
     or  repurchased during the fiscal year:      -----------------------

(iii)Aggregate  price of securities  redeemed      -      $148,695,346.09
     or repurchased  during any prior fiscal      -----------------------
     year ending no earlier than October 11,
     1995 that were not previously used to reduce
     registration fees payable to the Commission:

(iv) Total   available   redemption   credits                                     -$ 211,514,631.17
     [add  items  5(ii)  and  5(iii)]:                                            -----------------

(v)  Net sales--if  item 5(i) is greater than Item 5(iv)                           $           0.00
     [Subtract  Item 5(iv) from Item 5 (i)]:                                      ------------------

(vi) Redemption credits available for use                $  (163,010,005.05)
     in future years---if item 5(i) is less than         -------------------
     Item 5(iv) [subtract Item 5(iv) from Item (i)]:

(vii)Multiplier for  determining  registration  fee (See                            $        0.000278
     Instruction C.9):                                                              ------------------

(viii)Registration  fee  due  [multiply  Item  5(v)                                  $          0.00
      by  Item 5  (vii) (enter "0" if no fee is due)                                ------------------

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6.      Prepaid Shares
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     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997,  then report the amount
     of   securities   (number  of  shares  or  other  units)   deducted   here:
     -0- a number  of  shares or other  units  that  were  registered pursuant to rule 24e-2  remaining  unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

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7.   Interest  due--if  this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                                 +$            -0-
                                                                                      ------------------
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8.   The total  amount of the  registration  fee due plus any interest due [line
     5(viii) plus line 7]:                                                            =$           -0-
                                                                                      ------------------
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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

               Method of Delivery:

               [ ] Wire Transfer
               [ ] Mail or other means

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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/Bernadette N. Finn
                                   Bernadette N. Finn, Secretary

      Date:  February 9, 2000


   * Please print the name and title of the signing officer below the signature.